Current assets - trade and other receivables - Summary of current assets - trade and other receivables (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Trade receivables	$ 2,201	$ 3,978
Trade and other receivables	2,536	4,262
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	1	231
Other receivables	120	77
Provision for impairment [member]
Disclosure of financial assets [line items]
Trade receivables		(226)
Other receivables	(394)	(371)
R&D tax rebate receivable [member]
Disclosure of financial assets [line items]
Trade receivables	2,200	3,973
Deposits held [member]
Disclosure of financial assets [line items]
Other receivables	$ 609	$ 578